Related Party Transactions (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
		Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025
Related Parties Transactions [Line Items]
Credit acquired discount percentage		35.00%
Amount received	[1]		$ 31,398	$ 41,231
Amount payable			111,886
Company held investments			424,407	454,781
Loss from sale of receivables		$ 7,090	6,549
JBS S.A [Member]
Related Parties Transactions [Line Items]
Amount received			84,929
Flora Produtos de Higiene e Limpeza S.A. [Member]
Related Parties Transactions [Line Items]
Amount received				57,248
Related Party Receivables [Member]
Related Parties Transactions [Line Items]
Remaining receivable balance				31,398
Banco Original [Member]
Related Parties Transactions [Line Items]
Company held investments			785,140	764,183
Loss from sale of receivables		$ 26,111	32,556
JBJ Agropecuária [Member]
Related Parties Transactions [Line Items]
Company held investments			$ 164,071	$ 115,804

[1]	Loans and receivables are classified as amortized cost; the accounts receivable are short-term and net from expected losses.